Per Share Data	12 Months Ended
Dec. 31, 2012
Per Share Data [Abstract]
Per Share Data [Text Block]

21.       Per Share Data

Basic earnings per share for the periods subsequent to April 30, 2010 are based upon the weighted average number of shares of common stock outstanding during the periods. Diluted earnings per share includes the effect of certain stock options and MTI awards. We have unvested restricted stock and restricted stock units that are considered participating securities for earnings per share.

Earnings per share data and dividends declared per share of common stock were as follows for the years ended December 31, 2012 and 2011, and for the period from May 1 through December 31, 2010:

	Year Ended				May 1 through
	December 31, 2012		December 31, 2011		December 31, 2010
	Continuing	Discontinued	Continuing	Discontinued	Continuing	Discontinued
Millions of dollars	Operations	Operations	Operations	Operations	Operations	Operations
Basic:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Diluted:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Millions of shares
Basic weighted average common
stock outstanding	573	573	568	568	564	564
Effect of dilutive securities:
MTI	1	1	1	1	0	0
Stock options	3	3	3	3	0	0
Potential dilutive shares	577	577	572	572	564	564

Earnings (loss) per share:
Basic	$5.01	$(0.04)	$4.34	$(0.58)	$2.76	$0.03
Diluted	$4.96	$(0.04)	$4.32	$(0.58)	$2.75	$0.03

Millions of shares
Anti-dilutive stock options and
warrants	0.0	0.0	1.0	1.0	11.5	11.5
Participating securities	3.0	3.0	3.6	3.6	3.7	3.7

Dividends declared per share of
common stock	$4.20	$0.00	$5.05	$0.00	$0.00	$0.00